Lease - Lease Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Lease liabilities
Total long-term lease liabilities	R 14,266	R 13,906
Short-term portion (included in short-term debt)	1,768	1,771
Lease liabilities	16,034	15,677	R 17,719
Reconciliation
Balance at beginning of year	15,677	17,719
New lease contracts	1,979	2,011
Payments made on lease liabilities	(2,264)	(2,180)	(2,061)
Modifications and reassessments	(23)	(802)
Interest accrued	453	332
Termination of lease liability	(63)	(189)
Acquisition of business		111
Disposal of business		(25)
Transfer (to)/from disposal groups held for sale	(362)	10
Translation of foreign operations	637	(1,310)
Balance at end of year	R 16,034	R 15,677	R 17,719